Related party transactions (Details Textual) - USD ($) $ in Thousands							1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
		Jun. 06, 2018	Dec. 01, 2017	May 22, 2017	Jan. 02, 2017	Jun. 03, 2016	Jun. 30, 2018	Mar. 23, 2018	Aug. 31, 2014	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jan. 29, 2018	Jan. 01, 2017
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement										$ 300		$ 500	$ 1,600
Distribution Made to Limited Partner, Cash Distributions Paid											$ 35,930		57,037
Partners' Capital Account, Unit-based Compensation											160		189
Repayment of Indemnifications Received From Hoegh Lng													1,500
Proceeds from Insurance Settlement, Operating Activities											$ 1,100
Hoegh Grace entities [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			49.00%		51.00%		49.00%				49.00%				51.00%
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]										$ 160		189
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						21,500		14,584
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin of 4.0%
Line of Credit Facility, Maximum Borrowing Capacity									$ 85,000					$ 85,000
Line of Credit Facility, Expiration Date									Jan. 01, 2020
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications							$ 5,000				$ 5,000
Environmental Indemnifications, Description											No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid											$ 14,000	13,300
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation		11,050		9,805			8,840
Partners' Capital Account, Unit-based Compensation		$ 195		$ 189			$ 160
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Interest In Acquisition			49.00%		51.00%
Repayment of Indemnifications Received From Hoegh Lng													2,500
Hoegh LNG [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Related Commitment Fee Percentage									1.40%
Hoegh Gallant [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues										$ 300		$ 500	$ 500

[1]	Board of Directors’ fees: Effective June 6, 2018 a total of 11,050 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $195 for part of the directors’ fees. As of June 30, 2018, a total of 8,840 units were issued under the award for compensation of $160. Effective May 22, 2017 a total of 9,805 common units were awarded to non-employee directors as compensation of $189 for part of the directors’ fees. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.